BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION [Abstract]
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION
13.	BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION

The Company organizes its business and evaluates performance by its operating segments, Ocean, River and Offshore Supply Business.  The accounting policies of the reportable segments are the same as those for the consolidated financial statements (Note 2).  The Company does not have significant intersegment transactions.  These segments and their respective operations are as follows:

River Business:  In our River Business, we own and operate several dry and tanker barges, and push boats.  In addition, we use one barge from our ocean fleet, the Alianza G2, as a transfer station.  The dry barges transport basically agricultural and forestry products, iron ore and other cargoes, while the tanker barges carry petroleum products, vegetable oils and other liquids.  We operate our pushboats and barges on the navigable waters of Parana, Paraguay and Uruguay Rivers and part of the River Plate in South America, also known as the Hidrovia region.  River Business transportation services contributed 52%, 57% and 52% of consolidated operating revenues for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company also has a shipyard that should promote organic growth and from time to time make external sales.  Third party shipyard sales contributed 10%, 6% and 0% of consolidated operating revenues for the years ended December 31, 2012, 2011 and 2010, respectively.

Offshore Supply Business:  We operate our Offshore Supply Business, using PSVs owned by UP Offshore (Bahamas), which eight are employed in the Brazilian market and one in the North Sea.  PSVs are designed to transport supplies such as containerized equipment, drill casing, pipes and heavy loads on deck, along with fuel, water, drilling fluids and bulk cement in under deck tanks and a variety of other supplies to drilling rigs and platforms.  Offshore Supply Business transportation services contributed 25%, 21% and 24% of consolidated operating revenues for the years ended December 31, 2012, 2011 and 2010, respectively.

Ocean Business:  In our Ocean Business, we operate eight oceangoing vessels:  four product tankers (one of which is on lease to us), two container feeder vessels under a container line service in Argentina cabotage trade, one oceangoing tug and one tank barge under the trade name Ultrapetrol.  Our Handy size/small product tanker vessels transport liquid bulk goods such as petroleum and petroleum derivatives on major trade routes around the globe.  Ocean Business transportation services contributed 23%, 22% and 24% of consolidated operating revenues for the years ended December 31, 2012, 2011 and 2010, respectively.

All of the Company's operating revenues were derived from its foreign operations.  The following represents the Company's revenues attributed by geographical region in which services are provided to customers.

	For the years ended December 31,
	2012	2011	2010
Revenues (1)
− South America	$238,572	$267,420	$199,585
− Europe	28,320	19,910	19,923
− Central America	35,333	16,499	5,624
− North America	7,438	227	1,219
− Asia	3,506	426	4,094
	$313,169	$304,482	$230,445

(1)	Classified by country of domicile of charterers/costumers.

The Company's vessels are highly mobile and regularly and routinely moved between countries within a geographical region of the world.  In addition, these vessels may be redeployed among the geographical regions as changes in market conditions dictate.  Because of this mobility, long-lived assets, primarily vessels and equipment cannot be allocated to any one country.

The following represents the Company's vessels and equipment based upon the assets' physical location as of the end of each applicable period presented:

	At December 31,
	2012	2011
Vessels and equipment, net

− South America	$564,352	$572,512
− Europe	25,474	26,571
− Asia	53,496	68,149
− Other	4,197	4,213
	$647,519	$671,445

For the three years in the period ended December 31, 2012, 76%, 88% and 87% of the Company's revenues are concentrated in South America and at December 31, 2012 and 2011, 87% and 85% of the Company's vessels and equipment, respectively, are located in South America.

For the year ended December 31, 2012 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 28%, 29%, 4% and 12%, of the Company's consolidated revenues, respectively.

For the year ended December 31, 2011 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 29%, 25%, 20% and 12%, of the Company's consolidated revenues, respectively.

For the year ended December 31, 2010 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 30%, 27%, 13% and 19%, of the Company's consolidated revenues, respectively.

As a result, the Company's financial condition and results of operations depend, to a significant extent, on macroeconomic, regulatory and political conditions prevailing in South America.

Revenue by segment consists only of services provided to external customers, as reported in the consolidated statement of operations.  Resources are allocated based on segment profit or loss from operation, before interest and taxes.

Identifiable assets represent those assets used in the operations of each segment.

The following schedule presents segment information about the Company's operations for the year ended December 31, 2012:

	River Business	Offshore Supply Business	Ocean Business		Total

Revenues	$163,279	$76,661	$73,229		$313,169
Running and voyage and manufacturing expenses	148,653	43,405	62,369		254,427
Depreciation and amortization	21,996	10,938	10,918		43,852
Segment operating (loss) profit	(18,963)	17,615	(23,771	) (1)	(25,119)
Segment assets	387,484	263,315	123,033		773,832
Investments in and receivables from affiliates	4,032	-	250		4,282
Loss from investment in affiliates	(1,168)	-	(7)		(1,175)
Additions to long-lived assets	24,634	13,405	1,977		40,016

(1)	Includes an impairment charge for our product tanker M/V Amadeo of $16,000.

The following schedule presents segment information about the Company's operations for the year ended December 31, 2011:

	River Business	Offshore Supply Business	Ocean Business	Total

Revenues	$174,594	$64,606	$65,282	$304,482
Running and voyage and manufacturing expenses	132,719	38,852	53,036	224,607
Depreciation and amortization	20,139	9,436	9,569	39,144
Segment operating (loss) profit	13,138	10,999	(4,753)	19,384
Segment assets	392,549	263,094	124,527	780,170
Investments in and receivables from affiliates	6,595	-	256	6,851
Loss from investment in affiliates	(1,042)	-	(31)	(1,073)
Additions to long-lived assets (1)	73,265	19,502	3,345	96,112

(1)	Excludes $1,751, which corresponds to additions to corporate assets.

The following schedule presents segment information about the Company's operations for the year ended December 31, 2010:

	River Business	Offshore Supply Business	Ocean Business	Total

Revenues	$120,024	$54,283	$56,138	$230,445
Running and voyage and manufacturing expenses	80,702	29,637	40,583	150,922
Depreciation and amortization	17,248	7,178	9,945	34,371
Segment operating (loss) profit	10,244	10,611	(2,137)	18,718
Segment assets	351,388	245,865	104,334	701,587
Investments in and receivables from affiliates	6,537	-	287	6,824
Income (Loss) from investment in affiliates	(322)	-	(19)	(341)
Additions to long-lived assets	67,942	7,141	30,164	105,247

Reconciliation of total assets of the segments to amount included in the consolidated balance sheets were as follow:

	At December 31,
	2012	2011

Total assets for reportable segments	$773,832	$780,170
Other assets	14,271	16,021
Corporate cash and cash equivalents	222,215	34,096
Consolidated total assets	$1,010,318	$830,287

For the year ended December 31, 2012 revenues from one customer of Ultrapetrol Ocean and Offshore Supply Business represented $92,000 or 29% of the Company's consolidated revenues and revenues from one customer of Ultrapetrol River Business represented $49,600 or 16% of the Company's consolidated revenues.

For the year ended December 31, 2011 revenues from one customer of Ultrapetrol Ocean and Offshore

Supply Business represented $86,400 or 28% of the Company' s consolidated revenues and revenues from one customer of Ultrapetrol River Business represented $60,200 or 20% of the Company's consolidated revenues.

For the year ended December 31, 2010 revenues from one customer of Ultrapetrol Ocean and Offshore Supply Business represented $75,200 or 33% of the Company's consolidated revenues and revenues from one customer of Ultrapetrol River Business represented $50,400 or 22% of the Company's consolidated revenues.